Credit Risk - Summary of Residential Mortgages by Borrower Profile (Detail) - Credit Risk [member] - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Stock [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 154,944	£ 154,274
Percentage of residential mortgage loans	100.00%	100.00%
Stock [member] | First-Time Buyers [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 28,768	£ 29,143
Percentage of residential mortgage loans	19.00%	19.00%
Stock [member] | Home Movers [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 68,901	£ 68,158
Percentage of residential mortgage loans	44.00%	44.00%
Stock [member] | Remortgagers [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 50,473	£ 50,325
Percentage of residential mortgage loans	33.00%	33.00%
Stock [member] | Buy-To-Let [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 6,802	£ 6,648
Percentage of residential mortgage loans	4.00%	4.00%
New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 24,218	£ 24,569
Percentage of residential mortgage loans	100.00%	100.00%
New Business [member] | First-Time Buyers [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 4,046	£ 4,193
Percentage of residential mortgage loans	17.00%	17.00%
New Business [member] | Home Movers [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 10,730	£ 11,072
Percentage of residential mortgage loans	44.00%	45.00%
New Business [member] | Remortgagers [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 8,071	£ 7,092
Percentage of residential mortgage loans	33.00%	29.00%
New Business [member] | Buy-To-Let [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 1,371	£ 2,212
Percentage of residential mortgage loans	6.00%	9.00%